Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.34863%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,068,429.40

Principal:
Principal Collections	$22,289,718.79
Prepayments in Full	$14,550,493.22
Liquidation Proceeds	$348,941.09
Recoveries	$41,023.92
Sub Total	$37,230,177.02
Collections	$39,298,606.42

Purchase Amounts:
Purchase Amounts Related to Principal	$32,749.72
Purchase Amounts Related to Interest	$63.40
Sub Total	$32,813.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,331,419.54

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,331,419.54
Servicing Fee	$753,709.32	$753,709.32	$0.00	$0.00	$38,577,710.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,577,710.22
Interest - Class A-2a Notes	$221,692.69	$221,692.69	$0.00	$0.00	$38,356,017.53
Interest - Class A-2b Notes	$8,910.19	$8,910.19	$0.00	$0.00	$38,347,107.34
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$37,673,174.92
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$37,462,499.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,462,499.34
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$37,392,422.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,392,422.34
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$37,343,072.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,343,072.34
Regular Principal Payment	$34,449,785.64	$34,449,785.64	$0.00	$0.00	$2,893,286.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,893,286.70
Residual Released to Depositor	$0.00	$2,893,286.70	$0.00	$0.00	$0.00
Total		$39,331,419.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,449,785.64
Total					$34,449,785.64

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,476,939.18	$79.64	$221,692.69	$0.62	$28,698,631.87	$80.26
Class A-2b Notes	$5,972,846.46	$79.64	$8,910.19	$0.12	$5,981,756.65	$79.76
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$34,449,785.64	$26.18	$1,234,637.88	$0.94	$35,684,423.52	$27.12

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$141,505,970.38	0.3957323	$113,029,031.20	0.3160944
Class A-2b Notes	$29,679,925.55	0.3957323	$23,707,079.09	0.3160944
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$800,445,895.93	0.6082924	$765,996,110.29	0.5821126

Pool Information
Weighted Average APR	2.784%	2.770%
Weighted Average Remaining Term	46.86	46.08
Number of Receivables Outstanding	38,397	37,374
Pool Balance	$904,451,180.90	$866,684,100.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$837,040,866.71	$802,024,574.87
Pool Factor	0.6347920	0.6082850

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$64,659,525.88
Targeted Overcollateralization Amount	$100,687,990.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,687,990.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$545,177.33
(Recoveries)		19	$41,023.92
Net Loss for Current Collection Period			$504,153.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6689%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4548%
Second Prior Collection Period			0.3151%
Prior Collection Period			0.3219%
Current Collection Period			0.6832%
Four Month Average (Current and Prior Three Collection Periods)			0.4437%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,330	$3,808,743.23
(Cumulative Recoveries)			$268,358.13
Cumulative Net Loss for All Collection Periods			$3,540,385.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2485%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,863.72
Average Net Loss for Receivables that have experienced a Realized Loss			$2,661.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	258	$6,665,598.17
61-90 Days Delinquent	0.12%	35	$1,075,052.08
91-120 Days Delinquent	0.02%	8	$216,298.49
Over 120 Days Delinquent	0.02%	7	$185,326.54
Total Delinquent Receivables	0.94%	308	$8,142,275.28

Repossession Inventory:
Repossessed in the Current Collection Period		21	$691,304.96
Total Repossessed Inventory		43	$1,267,397.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0944%
Prior Collection Period			0.1146%
Current Collection Period			0.1338%
Three Month Average			0.1142%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1704%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer